Long-Term Borrowings - Long-term debt net of current portion and current portion of long-term borrowings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Long-Term Borrowings
Long-term borrowings, net of current portion, Outstanding loan balance	$ 619,582,782	$ 673,022,123
Long-term borrowings, net of current portion, financing fees	(4,282,657)	(4,814,520)
Long-term borrowings, net of current portion, Total	615,300,125	668,207,603
Current portion of long-term borrowings, Outstanding loan balance	78,903,582	71,819,405
Current portion of long-term borrowings, financing fees	(954,759)	(1,067,086)
Current portion of long-term borrowings, Total	77,948,823	70,752,319
Outstanding Loan Balance	698,486,364	744,841,528
Financing fees	(5,237,416)	(5,881,606)
Total	$ 693,248,948	$ 738,959,922